RELATED PARTY TRANSACTIONS - Additional Information - Q2 (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Reimbursement Agreements termination period by either party	90 days		90 days
Insurance program renewal period	5 years			5 years
Reimbursement Agreement [Member]
Related Party Transaction [Line Items]
Reimbursements from (to) related party	$ 1.4	$ 2.3
Payable balance	0.0
Receivable balance			$ 0.1
Reimbursement Agreement [Member]
Related Party Transaction [Line Items]
Reimbursements from (to) related party			(2.1)	$ (3.8)	$ (6.1)
Receivable balance			0.1	0.0
Majority Shareholder [Member] | Related Party Expense, Coupon Redemptions [Member]
Related Party Transaction [Line Items]
Expenses - related party transaction	24.8	16.1	32.9	35.8
Majority Shareholder [Member] | Related Party Expense, Coupon Redemption Processing [Member]
Related Party Transaction [Line Items]
Expenses - related party transaction	0.2	0.2	0.4	$ 0.4
Majority Shareholder [Member] | Related Party Expense, Other Fees (less than) [Member]
Related Party Transaction [Line Items]
Expenses - related party transaction	$ 0.2	$ 0.1	$ 0.1